Financial Instruments and Fair Value Measurements - Non Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Non-Recurring measurements:
Long-lived assets held and used	$ 82,550
Total	82,550
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Non-Recurring measurements:
Long-lived assets held and used	0
Total	0
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Long-lived assets held and used	82,550
Total	82,550
Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	0
Total	0
Gains/ (Losses)
Non-Recurring measurements:
Long-lived assets held and used	(32,584)
Total	$ (32,584)